Selling and Administrative Expenses	12 Months Ended
Dec. 31, 2020
Selling, general and administrative expense [Abstract]
Selling and Administrative Expenses
36.	Selling and Administrative Expenses

(1)	Selling and administrative expenses for the years ended December 31, 2018, 2019 and 2020 are as follows:

		2018	2019	2020
		In millions of won
Salaries	￦	757,819	775,204	1,095,183
Retirement benefit expense		65,107	157,272	103,967
Welfare and benefit expense		132,089	120,463	155,071
Insurance expense		12,181	12,427	10,178
Depreciation		214,499	232,510	218,103
Amortization of intangible assets		54,153	76,547	87,086
Bad debt expense		39,784	(12,719)	20,648
Commission		714,096	632,849	368,275
Advertising expense		30,894	34,453	29,559
Training expense		6,277	7,174	5,196
Vehicle maintenance expense		10,148	9,525	9,435
Publishing expense		3,307	3,414	3,677
Business promotion expense		2,785	3,038	3,614
Rent expense		42,851	40,505	36,337
Telecommunication expense		23,505	8,451	8,686
Transportation expense		686	865	1,007
Taxes and dues		46,424	58,666	62,828
Expendable supplies expense		6,166	6,682	8,029
Water, light and heating expense		12,629	11,867	11,749
Repairs and maintenance expense		62,580	88,576	79,185
Ordinary development expense		215,494	224,463	197,436
Travel expense		14,363	15,652	10,793
Clothing expense		10,108	9,369	14,834
Survey and analysis expense		705	848	826
Membership fee		1,043	969	1,274
Others		148,197	150,506	135,467

	￦	2,627,890	2,669,576	2,678,443

(2)	Details of “others” included in selling and administrative expenses for the years ended December 31, 2018, 2019 and 2020 are as follows:

		2018	2019	2020
		In millions of won
Accommodation development expenses	￦	52,822	53,945	30,889
Miscellaneous wages		32,447	39,794	45,887
Litigation and filing expenses		12,853	21,768	19,341
Compensation for damages		19,193	(1,924)	8,374
Outsourcing expenses		3,036	3,293	3,610
Reward expenses		2,713	2,858	3,228
Overseas market development expenses		1,361	1,997	1,218
Others		23,772	28,775	22,920

	￦	148,197	150,506	135,467